Share Capital (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Total Share-based payments	$ 120	$ 118	$ 366
Directors and Officers
Disclosure of classes of share capital [line items]
Total Share-based payments	101	118	351
Employees
Disclosure of classes of share capital [line items]
Total Share-based payments	0	0	15
Consultants
Disclosure of classes of share capital [line items]
Total Share-based payments	$ 19	$ 0	$ 0